MARKETABLE SECURITIES (Schedule of classified marketable securities) (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Fair Value	$ 3,141,828	$ 2,815,727
Noncurrent [Member]
Fair Value	3,141,828	2,815,727
Gross Unrealized Gains	800,137	558,476
Gross Unrealized Losses
Cost	2,341,691	2,257,251
Noncurrent [Member] | Mutual Fund [Member]
Fair Value	1,011,751	910,395
Gross Unrealized Gains	237,149	193,932
Gross Unrealized Losses
Cost	774,602	716,463
Noncurrent [Member] | Corporate Equity Securities [Member]
Fair Value	2,130,077	1,905,332
Gross Unrealized Gains	562,988	364,544
Gross Unrealized Losses
Cost	$ 1,567,089	$ 1,540,788